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BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3333 Fax

October 30, 2015

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment Nos. 504 and 505 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 504 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 505 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This Amendment is being filed for the primary purpose of: (1) incorporating certain changes to the investment policies of the Goldman Sachs Financial Square Prime Obligations Fund; and (2) incorporating certain changes to the investment policies, as well as changing the name, of the Goldman Sachs Financial Square Treasury Solutions Fund (formerly the Goldman Sachs Financial Square Federal Fund) (together with the Goldman Sachs Financial Square Prime Obligations Fund, the “Funds”) which could be construed as material. Notification of these changes has been, or will be, provided to the Funds’ shareholders.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes relating to each Fund’s principal investment strategy and risks. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

October 30, 2015 Page 2

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3458.

Very truly yours,

/s/ Brenden P. Carroll

Brenden P. Carroll